Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 1.4%
Diversified Telecommunication Services 0.2%
Liberty Latin America Ltd., Class C(a)	165,330	1,345,786
Entertainment 0.2%
Lions Gate Entertainment Corp., Class B(a)	155,731	1,357,974
Interactive Media & Services 0.2%
Trivago NV, ADR(a)	661,096	1,024,699
Media 0.4%
Criteo SA, ADR(a)	167,918	2,046,920
Wireless Telecommunication Services 0.4%
Shenandoah Telecommunications Co.	45,689	2,030,191
Total Communication Services		7,805,570
Consumer Discretionary 13.9%
Auto Components 2.5%
Cooper Tire & Rubber Co.	161,976	5,134,639
Gentherm, Inc.(a)	67,799	2,772,979
Modine Manufacturing Co.(a)	275,052	1,719,075
Visteon Corp.(a)	54,220	3,753,109
Total		13,379,802
Distributors 0.6%
Educational Development Corp.	177,171	2,971,158
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)	61,406	1,731,035
Carriage Services, Inc.	147,350	3,287,378
Total		5,018,413
Household Durables 3.8%
Cavco Industries, Inc.(a)	16,147	2,911,466
Ethan Allen Interiors, Inc.	147,943	2,003,148
Hamilton Beach Brands Holding Co.	95,292	1,853,429
Hooker Furniture Corp.	85,824	2,216,834
Legacy Housing Corp.(a)	130,776	1,789,016
Lifetime Brands, Inc.	150,659	1,423,728
Skyline Champion Corp.(a)	121,050	3,240,508
TRI Pointe Group, Inc.(a)	274,967	4,987,901
Total		20,426,030
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.5%
Malibu Boats, Inc., Class A(a)	57,052	2,827,497
Multiline Retail 0.9%
Big Lots, Inc.	106,487	4,749,320
Specialty Retail 2.1%
Aaron’s, Inc.	67,540	3,826,141
Children’s Place, Inc. (The)	48,948	1,387,676
Citi Trends, Inc.	103,688	2,590,126
Urban Outfitters, Inc.(a)	177,728	3,698,520
Total		11,502,463
Textiles, Apparel & Luxury Goods 2.6%
Canada Goose Holdings, Inc.(a)	94,530	3,041,030
Capri Holdings Ltd.(a)	106,072	1,909,296
Culp, Inc.	171,180	2,126,056
Movado Group, Inc.	199,013	1,978,189
Skechers U.S.A., Inc., Class A(a)	79,881	2,414,004
Steven Madden Ltd.	139,710	2,724,345
Total		14,192,920
Total Consumer Discretionary		75,067,603
Consumer Staples 2.6%
Beverages 0.8%
MGP Ingredients, Inc.	102,304	4,065,561
Food & Staples Retailing 0.6%
Andersons, Inc. (The)	170,244	3,263,577
Food Products 0.9%
Fresh Del Monte Produce, Inc.	216,619	4,964,908
Personal Products 0.3%
Inter Parfums, Inc.	43,782	1,635,258
Total Consumer Staples		13,929,304
Energy 3.6%
Energy Equipment & Services 2.1%
ChampionX Corp.(a)	327,030	2,612,970
Core Laboratories NV	98,220	1,498,837
Dawson Geophysical Co.(a)	697,944	1,228,381
Frank’s International NV(a)	624,881	962,317
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natural Gas Services Group, Inc.(a)	230,525	1,947,936
Pason Systems, Inc.	307,518	1,221,712
Profire Energy, Inc.(a)	910,331	673,463
ProPetro Holding Corp.(a)	278,280	1,129,817
Total		11,275,433
Oil, Gas & Consumable Fuels 1.5%
Delek U.S. Holdings, Inc.	205,043	2,282,128
Range Resources Corp.	458,230	3,033,483
Talos Energy, Inc.(a)	249,690	1,610,500
W&T Offshore, Inc.(a)	630,540	1,134,972
Total		8,061,083
Total Energy		19,336,516
Financials 32.8%
Banks 18.5%
Altabancorp	109,585	2,204,850
Ameris Bancorp	170,702	3,888,592
Atlantic Union Bankshares Corp.	118,337	2,528,862
BancFirst Corp.	92,194	3,765,203
BankUnited, Inc.	219,603	4,811,502
Banner Corp.	97,277	3,138,156
Boston Private Financial Holdings, Inc.	554,076	3,058,499
Brookline Bancorp, Inc.	301,528	2,606,710
Capital Bancorp, Inc.(a)	155,558	1,471,579
Capital City Bank Group, Inc.	128,905	2,422,125
Central Pacific Financial Corp.	114,870	1,558,786
Columbia Banking System, Inc.	153,994	3,672,757
Community Trust Bancorp, Inc.	83,638	2,363,610
First BanCorp	749,440	3,912,077
First BanCorp	140,979	2,950,690
First Community Corp.	164,770	2,245,815
First Financial Corp.	108,639	3,411,265
First Hawaiian, Inc.	142,770	2,065,882
First of Long Island Corp. (The)	179,025	2,651,360
Heritage Financial Corp.	159,043	2,924,801
Hilltop Holdings, Inc.	199,850	4,112,913
Investors Bancorp, Inc.	339,186	2,462,490
National Bank Holdings Corp., Class A	103,731	2,722,939
Northrim BanCorp, Inc.	143,144	3,648,741
OFG Bancorp	250,449	3,120,594
Common Stocks (continued)
Issuer	Shares	Value ($)
Popular, Inc.	222,849	8,082,733
Sierra Bancorp	78,495	1,317,931
Silvergate Capital Corp., Class A(a)	166,187	2,393,093
Southern First Bancshares, Inc.(a)	113,388	2,738,320
Spirit of Texas Bancshares, Inc.(a)	184,057	2,054,076
Towne Bank	205,583	3,371,561
UMB Financial Corp.	125,634	6,157,322
Total		99,835,834
Capital Markets 0.9%
StoneX Group, Inc.(a)	94,916	4,855,902
Consumer Finance 1.2%
Ezcorp, Inc., Class A(a)	711,240	3,577,537
FirstCash, Inc.	45,674	2,613,010
Total		6,190,547
Insurance 6.1%
American Equity Investment Life Holding Co.	178,707	3,929,767
American National Group, Inc.	44,323	2,993,132
Crawford & Co., Class A	232,970	1,523,624
Employers Holdings, Inc.	87,255	2,639,464
FBL Financial Group, Inc., Class A	86,630	4,175,566
Global Indemnity Group LLC	277,616	5,771,636
Heritage Insurance Holdings, Inc.	219,195	2,218,253
Horace Mann Educators Corp.	68,691	2,294,279
National Western Life Group, Inc., Class A	13,288	2,428,648
ProAssurance Corp.	184,470	2,885,111
Protective Insurance Corp., Class B	167,460	2,198,750
Total		33,058,230
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Blackstone Mortgage Trust, Inc.	116,500	2,559,505
Starwood Property Trust, Inc.	132,635	2,001,462
Total		4,560,967
Thrifts & Mortgage Finance 5.2%
HomeStreet, Inc.	132,432	3,411,448
MGIC Investment Corp.	575,066	5,095,085
NMI Holdings, Inc., Class A(a)	212,709	3,786,220
Provident Financial Holdings, Inc.	152,552	1,815,369
Radian Group, Inc.	358,690	5,240,461
Washington Federal, Inc.	181,925	3,794,956

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western New England Bancorp, Inc.	530,113	2,984,536
WSFS Financial Corp.	75,565	2,037,988
Total		28,166,063
Total Financials		176,667,543
Health Care 3.3%
Biotechnology 0.7%
Atara Biotherapeutics, Inc.(a)	100,760	1,305,849
Coherus Biosciences, Inc.(a)	125,311	2,298,204
Total		3,604,053
Health Care Equipment & Supplies 1.0%
Inogen, Inc.(a)	115,730	3,356,170
Quotient Ltd.(a)	365,602	1,879,194
Total		5,235,364
Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.(a)	176,790	2,080,818
ANI Pharmaceuticals, Inc.(a)	66,702	1,881,664
Supernus Pharmaceuticals, Inc.(a)	117,540	2,449,534
TherapeuticsMD, Inc.(a)	1,568,540	2,478,293
Total		8,890,309
Total Health Care		17,729,726
Industrials 17.3%
Aerospace & Defense 1.6%
Curtiss-Wright Corp.	41,690	3,888,009
Moog, Inc., Class A	76,190	4,840,351
Total		8,728,360
Airlines 0.5%
Skywest, Inc.	89,710	2,678,741
Building Products 2.0%
Caesarstone Ltd.	246,082	2,411,604
Resideo Technologies, Inc.(a)	243,156	2,674,716
UFP Industries, Inc.	97,696	5,520,801
Total		10,607,121
Commercial Services & Supplies 1.7%
HNI Corp.	109,970	3,450,859
IBEX Ltd.(a)	239,572	3,684,617
KAR Auction Services, Inc.	134,003	1,929,643
Total		9,065,119
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 0.7%
Dycom Industries, Inc.(a)	75,480	3,986,854
Electrical Equipment 1.9%
Acuity Brands, Inc.	32,100	3,285,435
AZZ, Inc.	80,900	2,760,308
Encore Wire Corp.	95,053	4,412,360
Total		10,458,103
Machinery 4.2%
Commercial Vehicle Group, Inc.(a)	516,070	3,369,937
Gorman-Rupp Co.	103,064	3,036,265
Greenbrier Companies, Inc. (The)	108,470	3,189,018
LB Foster Co., Class A(a)	121,947	1,636,529
Lydall, Inc.(a)	159,731	2,641,951
Manitex International, Inc.(a)	319,186	1,331,006
Mueller Industries, Inc.	147,459	3,990,240
Standex International Corp.	57,063	3,378,130
Total		22,573,076
Marine 1.0%
Atlas Corp.	424,688	3,796,711
Costamare, Inc.	288,547	1,751,480
Total		5,548,191
Professional Services 0.6%
Korn/Ferry International	102,176	2,963,104
Road & Rail 2.4%
Heartland Express, Inc.	115,100	2,140,860
Marten Transport Ltd.	213,750	3,488,400
Schneider National, Inc., Class B	171,071	4,230,586
Werner Enterprises, Inc.	65,738	2,760,338
Total		12,620,184
Trading Companies & Distributors 0.7%
Textainer Group Holdings Ltd.(a)	270,719	3,833,381
Total Industrials		93,062,234

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 8.0%
Communications Equipment 2.8%
Casa Systems, Inc.(a)	406,458	1,638,026
Digi International, Inc.(a)	173,805	2,716,572
KVH Industries, Inc.(a)	264,649	2,384,488
NETGEAR, Inc.(a)	125,390	3,864,520
Netscout Systems, Inc.(a)	213,733	4,665,791
Total		15,269,397
Electronic Equipment, Instruments & Components 1.6%
Airgain, Inc.(a)	133,090	1,775,420
Vishay Intertechnology, Inc.	369,540	5,753,738
Vishay Precision Group, Inc.(a)	50,347	1,274,786
Total		8,803,944
IT Services 0.5%
International Money Express, Inc.(a)	189,715	2,725,256
Semiconductors & Semiconductor Equipment 0.8%
Cohu, Inc.	245,373	4,215,508
Software 1.8%
Asure Software, Inc.(a)	280,582	2,118,394
CDK Global, Inc.	100,644	4,387,072
MicroStrategy, Inc., Class A(a)	20,990	3,160,255
Total		9,665,721
Technology Hardware, Storage & Peripherals 0.5%
Stratasys Ltd.(a)	190,285	2,372,854
Total Information Technology		43,052,680
Materials 9.7%
Chemicals 1.6%
FutureFuel Corp.	192,523	2,188,987
Livent Corp.(a)	432,602	3,880,440
Tronox Holdings PLC, Class A	309,974	2,439,495
Total		8,508,922
Construction Materials 0.7%
Eagle Materials, Inc.	44,780	3,865,410
Containers & Packaging 0.6%
Greif, Inc., Class A	92,317	3,342,799
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 5.4%
Ampco-Pittsburgh Corp.(a)	628,170	2,066,679
Capstone Mining Corp.(a)	3,801,494	4,139,661
Centerra Gold, Inc.	312,190	3,631,725
Commercial Metals Co.	286,160	5,717,477
Ferroglobe PLC(a)	1,340,918	897,074
Gold Resource Corp.	621,436	2,119,097
Olympic Steel, Inc.	213,187	2,421,804
Pretium Resources, Inc.(a)	339,839	4,348,959
Schnitzer Steel Industries, Inc., Class A	152,078	2,924,460
Universal Stainless & Alloy Products, Inc.(a)	175,240	962,068
Total		29,229,004
Paper & Forest Products 1.4%
Clearwater Paper Corp.(a)	81,003	3,073,254
Louisiana-Pacific Corp.	149,060	4,398,760
Total		7,472,014
Total Materials		52,418,149
Real Estate 6.4%
Equity Real Estate Investment Trusts (REITS) 6.4%
American Assets Trust, Inc.	169,130	4,074,342
Braemar Hotels & Resorts, Inc.	490,950	1,227,375
Brixmor Property Group, Inc.	161,880	1,892,377
Farmland Partners, Inc.	490,272	3,265,212
Highwoods Properties, Inc.	80,900	2,715,813
Hudson Pacific Properties, Inc.	98,370	2,157,254
Macerich Co. (The)	228,750	1,553,212
Pebblebrook Hotel Trust	284,254	3,561,703
PotlatchDeltic Corp.	134,802	5,675,164
RLJ Lodging Trust	478,658	4,145,178
Sunstone Hotel Investors, Inc.	499,958	3,969,667
Total		34,237,297
Total Real Estate		34,237,297
Utilities 0.6%
Gas Utilities 0.6%
National Fuel Gas Co.	75,590	3,068,198
Total Utilities		3,068,198
Total Common Stocks (Cost $620,025,694)		536,374,820

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2020 (Unaudited)
Warrants 0.0%
Issuer	Shares	Value ($)
Materials 0.0%
Metals & Mining 0.0%
Ampco-Pittsburgh Corp.(a)	421,509	155,958
Total Materials		155,958
Total Warrants (Cost $164,961)		155,958

Money Market Funds 0.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	1,728,976	1,728,803
Total Money Market Funds (Cost $1,728,901)		1,728,803
Total Investments in Securities (Cost: $621,919,556)		538,259,581
Other Assets & Liabilities, Net		588,190
Net Assets		538,847,771
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	8,853,077	113,702,150	(120,826,531)	107	1,728,803	2,578	26,555	1,728,976
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020	5